Vessel Charters - Minimum Estimated Charter Hire Payments for Remainder of Year and Next Four Fiscal Years for Partnership's Vessels Chartered-In and Vessels Chartered-Out (Parenthetical) (Detail)
$ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($) Vessel
Awilco LNG Carriers [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels		2
Suezmax Tankers [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets	2
Capital lease arrangement period, lessee	Under these capital leases, the owner has the option to require the Partnership to purchase the two vessels. The charterer, who is also the owner, also has the option to cancel the charter contracts.
Teekay Tangguh Joint Venture [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Partnership owns percentage in joint venture	69.00%
Tax indemnification | $	$ 8.2	$ 8.4
Tax indemnification of lease contracts	The tax indemnification is for the duration of the lease contracts with the third parties plus the years it would take for the lease payments to be statute barred, which will end in 2033 for the vessels.